Revenue and Deferred Revenue - Additional Information (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Deferred revenue	$ 4.7		$ 1.0
Revenue recognized	$ 0.8		0.3	$ 0.3
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Amount			0.9
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-10-01
Revenue, Remaining Performance Obligation, Amount		$ 4.1
Remaining performance obligations			$ 0.1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-10-01
Remaining performance obligations		$ 0.6
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		12 months